EQUITY INVESTMENTS - Income Statement Summary (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Schedule of Equity Method Investments [Line Items]
Revenue	[1]	$ 1,060,113	$ 783,279	$ 844,836
Gross (loss) profit		(47,948)	(29,014)	(9,781)
Loss from operations		(200,294)	(172,447)	(130,177)
Net loss		(267,146)	(255,746)	(141,012)
Net loss attributable to Huansheng JV		(9,072)	(16,480)	(3,198)
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Revenue		1,619,358	1,018,731	419,582
Gross (loss) profit		(40,099)	25,204	28,108
Loss from operations		(177,283)	(27,427)	(10,013)
Net loss		(159,888)	(126,338)	(13,386)
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Net loss attributable to Huansheng JV		$ (62,820)	$ (95,939)	$ (14,599)

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).